UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   January 28, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   71

Form 13F Information Table Entry Total:       $245,981,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      635     7525 SH       Sole                                       7525
AT&T Inc.                      COM              00206r102     3017    72585 SH       Sole                                      72585
Abbott Labs                    COM              002824100     5908   105217 SH       Sole                                     105217
Adobe Systems Inc              COM              00724f101     1532    35850 SH       Sole                                      35850
Archer Daniels Mid             COM              039483102     2764    59520 SH       Sole                                      59520
Assoc Banc-Corp                COM              045487105      265     9776 SH       Sole                                       9776
BHP Billiton LTD               COM              088606108     8894   126986 SH       Sole                                     126986
BP PLC                         COM              055622104     6219    85000 SH       Sole                                      85000
Bank of Hawaii Corp            COM              062540109      266     5200 SH       Sole                                       5200
Barrick Gold Corp              COM              067901108     5538   131705 SH       Sole                                     131705
Baxter Intl Inc                COM              071813109      279     4800 SH       Sole                                       4800
Burlington Northern Santa Fe   COM              12189T104     1231    14795 SH       Sole                                      14795
CGG Veritas                    COM              204386106     4268    76150 SH       Sole                                      76150
CVS Caremark Corp              COM              126650100     1286    32350 SH       Sole                                      32350
Chevron Corp                   COM              166764100     7893    84568 SH       Sole                                      84568
ConocoPhillips                 COM              20825c104    11222   127092 SH       Sole                                     127092
Covance Inc                    COM              222816100      618     7140 SH       Sole                                       7140
Developers Diversified Rlty    COM              251591103     1173    30633 SH       Sole                                      30633
Dominion Resources             COM              25746u109     4727    99611 SH       Sole                                      99611
Duke Energy Corp               COM              26441c105      841    41690 SH       Sole                                      41690
Duke Realty Corp               COM              264411505      450    17265 SH       Sole                                      17265
Emerson Elec                   COM              291011104     1007    17765 SH       Sole                                      17765
Encana Corp                    COM              292505104     5396    79395 SH       Sole                                      79395
Exxon Mobil Corp               COM              30231g102     9578   102230 SH       Sole                                     102230
FedEx Corp                     COM              31428x106      815     9145 SH       Sole                                       9145
First American Bankshares      COM                             918     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     6220    69901 SH       Sole                                      69901
General Electric               COM              369604103    10490   282989 SH       Sole                                     282989
Goldcorp Inc                   COM              380956409     5811   171266 SH       Sole                                     171266
Gulf Keystone Petro            COM              g4209g100        9    15000 SH       Sole                                      15000
Health Care Realty Tr.         COM              421946104      898    35377 SH       Sole                                      35377
Illinois Tool Works            COM              452308109     1715    32023 SH       Sole                                      32023
J.P. Morgan Chase & Co         COM              46625h100      598    13690 SH       Sole                                      13690
Johnson&Johnson                COM              478160104     7480   112148 SH       Sole                                     112148
Kellogg Co                     COM              487836108     3291    62768 SH       Sole                                      62768
Kennametal Inc.                COM              489170100      395    10420 SH       Sole                                      10420
Kimberly Clark                 COM              494368103      444     6400 SH       Sole                                       6400
Liberty Property               COM              531172104     2830    98238 SH       Sole                                      98238
Lockheed Martin Corp.          COM              539830109     6776    64374 SH       Sole                                      64374
Marathon Oil Corp              COM              565849106      637    10460 SH       Sole                                      10460
Marshall & Ilsley Corporation  COM              571837103     2791   105396 SH       Sole                                     105396
McDonald's Corp                COM              580135101      791    13431 SH       Sole                                      13431
McGraw-Hill                    COM              580645109      351     8008 SH       Sole                                       8008
Metavante Technologies         COM              591407101      809    34703 SH       Sole                                      34703
Microsoft Corp                 COM              594918104     4831   135702 SH       Sole                                     135702
Nestle SA                      COM              641069406     5086    44295 SH       Sole                                      44295
Newmont Mining Corp            COM              651639106      238     4870 SH       Sole                                       4870
Northern States Financial Corp COM              665751103      247    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     4447    81885 SH       Sole                                      81885
Oshkosh Truck Corp             COM              688239201      810    17130 SH       Sole                                      17130
Pepsico, Inc.                  COM              713448108     7053    92928 SH       Sole                                      92928
Petro Canada                   COM              71644e102     1720    32085 SH       Sole                                      32085
Pfizer Inc                     COM              717081103     4121   181291 SH       Sole                                     181291
Plum Creek Timber Co. Inc.     COM              729251108     5716   124163 SH       Sole                                     124163
Procter & Gamble               COM              742718109     7720   105146 SH       Sole                                     105146
Raytheon Co Com New            COM              755111507     5299    87295 SH       Sole                                      87295
Royal Gold Inc.                COM              780287108     3416   111915 SH       Sole                                     111915
Schlumberger                   COM              806857108    14115   143492 SH       Sole                                     143492
Southern Co                    COM              842587107      257     6635 SH       Sole                                       6635
Suncor Energy Inc              COM              867229106    13264   121993 SH       Sole                                     121993
Sysco Corp                     COM              871829107     5439   174279 SH       Sole                                     174279
Trimble Navigation             COM              896239100      510    16850 SH       Sole                                      16850
U.S. Bancorp                   COM              902973304     2916    91874 SH       Sole                                      91874
Union Pacific                  COM              907818108     1479    11775 SH       Sole                                      11775
Verizon Comm.                  COM              92343v104     4563   104433 SH       Sole                                     104433
Vodafone Group PLC             COM              92857w209      428    11474 SH       Sole                                      11474
Walgreen Co                    COM              931422109     6328   166188 SH       Sole                                     166188
Wells Fargo                    COM              949746101     3345   110809 SH       Sole                                     110809
Wisconsin Energy               COM              976657106      309     6350 SH       Sole                                       6350
Wyeth                          COM              983024100     2928    66265 SH       Sole                                      66265
Ishares-Treasury Inflation Pro                  464287176      319 3015.000 SH       Sole                                   3015.000
											FORM 13F INFORMATION TABLE